Digital Assets and Digital Asset ETPs (Tables)	6 Months Ended
Jun. 30, 2026
Digital Assets and Digital Asset Etps [Abstract]
Schedule of Digital Assets

The following table summarizes digital assets held by the Group for operations:

	As of
	June 30, 2026			December 31, 2025
(in thousands), except units	Units	Cost Basis	Fair Value	Units	Cost Basis	Fair Value
Bitcoin	23,353	$1,700,003	$1,363,071	24,357	$2,438,104	$2,132,819
Ethereum	380,093	916,250	594,499	359,966	1,190,456	1,069,940
Solana	3,324,735	280,087	243,658	2,951,168	588,725	367,985
XRP	148,664,422	203,106	154,125	129,750,947	318,238	238,776
Other digital assets (1)(2)	Not meaningful	206,154	160,130	Not meaningful	276,915	165,193
Total digital assets		$3,305,600	$2,515,483		$4,812,438	$3,974,713

(1)	Includes various other digital asset balances, none of which individually represented a material amount of the fair value of total digital assets.
(2)	Excludes various stablecoins held with a total fair value of $26.2 million and $8.2 million as of June 30, 2026 and December 31, 2025, respectively, which are reflected within digital asset receivables in the consolidated balance sheets.

The following table summarizes digital assets held by the Group for treasury purposes:

	As of
	June 30, 2026			December 31, 2025
(in thousands), except units	Units	Cost Basis	Fair Value	Units	Cost Basis	Fair Value
Bitcoin	235	$17,929	$13,729	235	$22,790	$20,546
Ethereum	6,077	16,661	9,517	2,596	8,421	7,717
Solana	46,933	4,455	3,441	40,910	8,025	5,091
Total digital assets		$39,045	$26,687		$39,236	$33,354